Inventories, Net (Details) - Schedule of Changes in this Estimate - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Changes In This Estimate [Abstract]
Balance beginning	S/ 6,495	S/ 8,641	S/ 6,252
Additions			2,984
Write-off	(671)	(1,671)
Others	(252)	(475)	(595)
Balance ending	S/ 5,572	S/ 6,495	S/ 8,641